Supplement dated December 27, 2019, to the following prospectuses, summary prospectuses, and statements of additional information, each as previously amended or supplemented:

American Beacon Tocqueville International Value Fund

Prospectus, Summary Prospectus and Statement of Additional Information dated January 18, 2019

American Beacon Acadian Emerging Markets Managed Volatility Fund

American Beacon Continuous Capital Emerging Markets Fund

American Beacon Crescent Short Duration High Income Fund

American Beacon GLG Total Return Fund

American Beacon Frontier Markets Income Fund

Prospectuses, Summary Prospectuses and Statements of Additional Information dated May 31, 2019

American Beacon Alpha Quant Core Fund

American Beacon Alpha Quant Dividend Fund

American Beacon Alpha Quant Quality Fund

American Beacon Alpha Quant Value Fund

American Beacon ARK Transformational Innovation Fund

American Beacon Shapiro Equity Opportunities Fund

American Beacon Shapiro SMID Cap Equity Fund

American Beacon SSI Alternative Income Fund

American Beacon TwentyFour Strategic Income Fund

Prospectuses, Summary Prospectuses and Statements of Additional Information dated October 28, 2019

American Beacon SiM High Yield Opportunities Fund

American Beacon Sound Point Floating Rate Income Fund

American Beacon The London Company Income Equity Fund

American Beacon Zebra Small Cap Equity Fund

Prospectuses, Summary Prospectuses and Statements of Additional Information dated December 27, 2019

American Beacon Balanced Fund

American Beacon Garcia Hamilton Quality Bond Fund

American Beacon International Equity Fund

American Beacon Large Cap Value Fund

American Beacon Mid-Cap Value Fund

American Beacon Small Cap Value Fund

Prospectus, Summary Prospectuses and Statement of Additional Information dated February 28, 2019

American Beacon AHL Managed Futures Strategy Fund

American Beacon AHL TargetRisk Fund

American Beacon Bahl & Gaynor Small Cap Growth Fund

American Beacon Bridgeway Large Cap Growth Fund

American Beacon Bridgeway Large Cap Value Fund

American Beacon Stephens Mid-Cap Growth Fund

American Beacon Stephens Small Cap Growth Fund

Prospectuses, Summary Prospectuses and Statements of Additional Information dated April 30, 2019

Effective February 28, 2020, the name of the Institutional Class is changed to “R5 Class” and all references to Institutional Class are deleted and replaced with “R5 Class.”

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